Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earning per share information:
Earnings Per Share
Note 16 - Earnings Per Share

The following table summarizes information related to the computation of basic and diluted earnings per Share for the years indicated:

	Year Ended December 31,
	2025	2024	2023

Basic EPS:
Net income attributable to Shares (US$ in thousands)	50,722	118,515	78,632
Weighted average number of Shares outstanding used in basic earnings per Share calculation	45,703	45,279	44,725

Diluted EPS:
Net income attributable to Shares (US$ in thousands)	50,722	118,515	78,632
Add amortization of notes issuance costs	1,497	1,094	1,094
Net income used in diluted earnings per Share calculation	52,219	119,609	79,726

Weighted average number of Shares outstanding used in basic earnings per Share calculation	45,703	45,279	44,725

Add assumed exercise of outstanding dilutive securities:
Effect of stock-based awards	340	669	717
Effect of conversion of Notes	3,927	3,421	3,421
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	49,970	49,369	48,863

Basic net income per Share ($)	1.11	2.62	1.76
Diluted net income per Share ($)	1.04	2.42	1.63

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	-	9,525	3,520